Equity Investments (Components Of Summarized Financial Information Of Unconsolidated Equity Investments) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	$ 28,731		$ 24,527
Noncurrent assets	224,927		217,517
Current liabilities	11,100		14,861
Noncurrent liabilities	2,665		2,571
Revenues	12,706	14,823
Expenses	9,045	8,235
Net income	$ 3,661	$ 6,588